Acquisitions and business divestments (Tables)	12 Months Ended
Dec. 31, 2018
Acquisitions and business divestments
Acquisitions

($ in millions, except number of acquired businesses)	2018	2017	2016
Purchase price for acquisitions (net of cash acquired)(1)	2,638	1,992	13
Aggregate excess of purchase price over fair value of net assets acquired(2)	1,472	1,267	12
Number of acquired businesses	3	4	1
(1)	Excluding changes in cost- and equity-accounted companies.
(2)	Recorded as goodwill (see Note 11).

Allocation of the purchase consideration for business acquisition

	2018			2017
	Preliminary
	allocated amounts(1)			Weighted-		Weighted-
				average	Allocated	average
($ in millions)	GEIS	Other	Total	useful life	amounts(1)	useful life
Technology	87	—	87	7 years	412	7 years
Customer Relationships	214	—	214	14 years	264	20 years
Trade names	122	—	122	13 years	61	10 years
Supply agreement	34	—	34	13 years	—
Intangible assets	457	—	457		737
Property, plant and equipment	379	9	388		131
Debt acquired	—	—	—		(50)
Deferred tax liabilities	(110)	(1)	(111)		(249)
Inventories	435	3	438		176
Other assets and liabilities, net (2)	126	(25)	101		(20)
Goodwill (3)	1,442	30	1,472		1,267
Noncontrolling interest	(107)	—	(107)		—
Total consideration (net of cash acquired) (4)	2,622	16	2,638		1,992
(1)	Excludes measurement period adjustments related to prior year acquisitions.
(2)	Gross receivables from the GEIS acquisition totaled $658 million; the fair value of which was $624 million after adjusting for contractual cash flows not expected to be collected.
(3)	The Company expects that goodwill recorded in certain jurisdictions will be tax deductible. The amount is subject to the finalization of the purchase price allocation in 2019.
(4)	Primarily relates to the acquisition of GEIS in 2018 and B&R in 2017. Cash acquired in the GEIS acquisition totaled $192 million.

Unaudited pro forma financial information

($ in millions)	2018	2017
Total revenues	28,936	27,881
Income from continuing operations, net of tax	1,622	1,631

Adjustments included in pro forma results of related acquisition

($ in millions)	2018	2017
Impact on cost of sales from additional amortization of intangible assets	(10)	(20)
Impact on cost of sales from fair valuing acquired inventory	26	(26)
Impact on cost of sales from additional depreciation of property, plant and equipment	(4)	(8)
Impact on selling, general and administrative expenses from additional amortization of intangible assets	(5)	(12)
Impact on selling, general and administrative expenses from acquisition-related costs	44	20
Impact on interest expense from financing costs	(15)	(62)
Taxation adjustments	(5)	33
Total pro forma adjustments	31	(75)